SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenues and Long-Lived Assets With in Geographic Areas
1.          Revenues:

	Year ended December 31,
	2025	2024	2023

North America	$17,959	$16,262	$14,835
Europe	12,830	12,763	11,393
APAC	4,942	5,410	3,863
South and Latin America	467	975	2,197
Others	176	343	504

	$36,374	$35,753	$32,792

2.          Long-lived assets:

	December 31,
	2025	2024

Canada	$10,123	$9,812
Europe	1,265	1,081
USA	1,775	1,791

	$13,163	$12,684